FORM 13F

                 UNITED STATES SECURITIES AND EXCHANGE COMMISSION

                              Washington, DC 20549

                               Form 13F COVER PAGE

        Report for the Calendar Year or Quarter Ended: June 30, 2005

                          Check here if Amendment [ ]:

                        This Amendment (Check only one.):

                              [ ] is a restatement

                         [ ] adds new holdings entries.

              Institutional Investment Manager Filing this Report:



                             Name:  Ronald J. Juvonen

                    Address: c/o Downtown Associates, L.L.C.
                             674 Unionville Road, Suite 105
                             Kennett Square, PA  19348
                    -----------------------------------------



                         Form 13F File Number: 28-06433
                         ------------------------------

             The institutional investment manager filing this report
          and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager: Ronald J. Juvonen

Reporting Manager:  Ronald J. Juvonen


Name:  Ronald J. Juvonen
       ---------------------

Title:  Managing Member
       ---------------------

Phone:  (610) 925-3480
       ---------------------


Signature, Place, and Date of Signing:

/s/ Ronald J. Juvonen            Kennett Square, PA         August 12, 2005
--------------------------      --------------------      ----------------------
[Signature]                         [City, State]                [Date]



Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F Summary Page


                                 Report Summary


Number of Other Included Managers:           None

Form 13F Information Table Entry Total:      16

Form 13F Information Table Value Total:      $ 512,211 (thousands)

List of Other Included Managers:             None


                                                      FORM 13F INFORMATION TABLE


------------------------------------------------------------------------------------------------------------------------------------
    Column 1                  Column 2    Column 3   Column 4        Column 5          Column 6    Column 7         Column 8

                              TITLE OF                Value     SHARES OR  SH/ PUT/   INVESTMENT   OTHER         VOTING AUTHORITY
  NAME OF ISSUER               CLASS      CUSIP    (x$1000)     PRIN. AMT. PRN CALL   DISCRETION   MANAGERS   SOLE     SHARED   NONE
------------------------------------------------------------------------------------------------------------------------------------

BUILD A BEAR WORKSHOP, INC.    COM       120076104      30724      1310200  SH          SOLE                   1310200
CARMAX, INC.                   COM       143130102      50289      1887005  SH          SOLE                   1887005
ESPEED INC.                    COM       296643109      28746      3226300  SH          SOLE                   3226300
GENTEX CORP                    COM       371901109      45713      2511712  SH          SOLE                   2511712
INPUT/OUPUT, INC.              COM       457652105       5949       947369  SH          SOLE                    947369
INTEGRATED CIRCUIT SYSTEMS     COM       45811K208      30891      1496639  SH          SOLE                   1496639
J JILL GROUP, INC.             COM       466189107      18451      1341927  SH          SOLE                   1341927
J2 GLOBAL COMMUNICATIONS, INC  COM       46626E205      45784      1329372  SH          SOLE                   1329372
KVH INDUSTRIES INC.            COM       482738101      12061      1303870  SH          SOLE                   1303870
NATIONAL INFO CONSORTIUM INC   COM       62914B100       1508       326500  SH          SOLE                    326500
RADISYS CORP.                  COM       750459109        565        35000  SH          SOLE                     35000
SANDISK CORP.                  COM       80004C101     109642      4620410  SH          SOLE                   4620410
SPECTRALINK CORP.              COM       847580107      18488      1757385  SH          SOLE                   1757385
TALX CORP.                     COM       874918105       7867       272109  SH          SOLE                    272109
WEBMD CORP                     COM       94769M105      87633      8532870  SH          SOLE                   8532870
X-RITE INC.                    COM       983857103      17900      1555200  SH          SOLE                   1555200